Right of use assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Right of use assets
18. Right of use assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2019	907	27	137	1,071
Exchange adjustments	(28)	(2)	(6)	(36)
Additions through business combinations	66	11	2	79
Other additions	60	1	71	132
Depreciation	(145)	(8)	(61)	(214)
Disposals	(37)	(20)	(7)	(64)
Impairments	(2)	—	—	(2)
Reclassifications	—	13	(13)	—

Net book value at 31 December 2019	821	22	123	966
Exchange adjustments	(11)	1	1	(9)
Other additions	119	2	66	187
Depreciation	(152)	(5)	(68)	(225)
Disposals	(73)	(2)	(9)	(84)
Impairments	(3)	—	—	(3)
Reclassifications	(2)	—	—	(2)

Net book value at 31 December 2020	699	18	113	830

The total cash outflow for leases amounted to £227 million. There were no significant lease commitments for leases not commenced at year-end.
An analysis of lease liabilities is set out in Note 29, ‘Net debt’.